T. ROWE PRICE Emerging Markets Bond Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.6%
Government Bonds 0.6%
Republic of Albania, 3.50%, 6/16/27 (EUR)  23,830,000 29,773
Total Albania (Cost
$30,733
)
29,773
ANGOLA 2.7%
Government Bonds 2.7%
Republic of Angola, 8.00%, 11/26/29 (USD)  41,080,000 42,178
Republic of Angola, 8.25%, 5/9/28 (USD)  35,750,000 37,143
Republic of Angola, 9.125%, 11/26/49 (USD)  28,550,000 29,104
Republic of Angola, 9.50%, 11/12/25 (USD)  26,245,000 28,968
Total Angola (Cost
$120,622
)
137,393
ARGENTINA 1.7%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  2,927,000 11,209
11,209
Government Bonds 1.5%
Republic of Argentina, 0.00%, 12/15/35 (USD) (1)(2) 114,895,000 776
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 43
Republic of Argentina, STEP, 0.50%, 7/9/30 (USD)  39,942,504 14,748
Republic of Argentina, STEP, 1.125%, 7/9/35 (USD)  89,067,679 29,353
Republic of Argentina, STEP, 2.00%, 1/9/38 (USD)  82,570,279 32,226
77,146
Total Argentina (Cost
$131,587
)
88,355
BAHAMAS 1.3%
Government Bonds 1.3%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (3) 52,350,000 45,218
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  20,450,000 17,664
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD) (3) 900,000 850
Total Bahamas (Cost
$72,280
)
63,732
BAHRAIN 1.2%
Government Bonds 1.2%
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  42,495,000 46,576

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 14,664
Total Bahrain (Cost
$62,101
)
61,240
BARBADOS 0.4%
Government Bonds 0.4%
Government of Barbados, 6.50%, 10/1/29 (USD) (3) 21,237,235 21,450
Total Barbados (Cost
$20,741
)
21,450
BENIN 0.6%
Government Bonds 0.6%
Republic of Benin, 4.875%, 1/19/32 (EUR) (3) 25,305,000 29,319
Total Benin (Cost
$30,364
)
29,319
BERMUDA 0.2%
Government Bonds 0.2%
Government of Bermuda, 3.375%, 8/20/50 (USD) (3) 9,152,000 9,217
Total Bermuda (Cost
$9,138
)
9,217
BRAZIL 2.6%
Corporate Bonds 0.9%
Cosan Overseas, 8.25% (USD) (4) 6,085,000 6,279
Embraer Netherlands Finance, 5.05%, 6/15/25 (USD)  13,000,000 13,699
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  12,900,000 12,801
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)  6,045,000 6,168
Petrobras Global Finance, 5.50%, 6/10/51 (USD)  8,490,000 7,915
46,862
Government Bonds 1.7%
Republic of Brazil, 3.875%, 6/12/30 (USD)  17,900,000 17,384
Republic of Brazil, 4.625%, 1/13/28 (USD)  20,000,000 21,068
Republic of Brazil, 5.00%, 1/27/45 (USD)  33,258,000 31,120
Republic of Brazil, 5.625%, 1/7/41 (USD)  7,585,000 7,689
Republic of Brazil, 8.25%, 1/20/34 (USD)  5,095,000 6,807
84,068
Total Brazil (Cost
$127,381
)
130,930

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 1.6%
Corporate Bonds 1.6%
AES Andes, VR, 6.35%, 10/7/79 (USD) (3)(5) 12,750,000 13,511
AES Andes, VR, 7.125%, 3/26/79 (USD) (3)(5) 10,004,000 10,635
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 12,105
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (USD) (3) 3,749,000 3,468
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (3) 10,045,000 10,215
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (USD) (3) 4,995,000 5,381
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  6,635,000 5,871
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (3) 4,025,000 3,939
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (3) 13,055,000 15,356
Total Chile (Cost
$79,366
)
80,481
CHINA 4.7%
Convertible Bonds 0.2%
Huazhu Group, 3.00%, 5/1/26 (USD)  5,531,000 7,234
7,234
Corporate Bonds 3.2%
Agile Group Holdings, 5.75%, 1/2/25 (USD)  10,755,000 10,135
Agile Group Holdings, 6.05%, 10/13/25 (USD)  1,705,000 1,613
CIFI Holdings Group, 6.00%, 7/16/25 (USD)  2,147,000 2,142
CIFI Holdings Group, 6.45%, 11/7/24 (USD)  2,938,000 2,949
CIFI Holdings Group, 6.55%, 3/28/24 (USD)  6,560,000 6,633
Country Garden Holdings, 3.30%, 1/12/31 (USD)  1,854,000 1,699
Country Garden Holdings, 8.00%, 1/27/24 (USD)  5,700,000 5,933
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  7,880,000 8,058
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  16,680,000 14,346
Lenovo Group, 3.421%, 11/2/30 (USD) (3) 5,590,000 5,830
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 7,222
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  14,751,000 13,208
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  14,000,000 13,897
State Grid Overseas Investment 2013, 4.375%, 5/22/43
(USD) (3) 1,365,000 1,679
State Grid Overseas Investment 2013, 4.375%, 5/22/43 (USD)  12,979,000 15,962
State Grid Overseas Investment 2014, 4.85%, 5/7/44 (USD)  7,953,000 10,464
State Grid Overseas Investment 2016, 3.50%, 5/4/27 (USD)  8,000,000 8,793
Times China Holdings, 6.75%, 7/8/25 (USD)  18,556,000 17,048
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)  9,174,000 9,111

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Yanlord Land HK, 6.75%, 4/23/23 (USD)  5,600,000 5,665
162,387
Government Bonds 1.3%
People's Republic of China, 3.12%, 12/5/26  235,000,000 37,051
People's Republic of China, 3.27%, 11/19/30  178,600,000 28,399
65,450
Total China (Cost
$237,197
)
235,071
COLOMBIA 2.6%
Corporate Bonds 1.3%
Banco Davivienda, VR, 6.65% (USD) (3)(4)(5) 11,500,000 12,291
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 12,317
Bancolombia, VR, 4.625%, 12/18/29 (USD) (5) 15,000,000 15,214
Ecopetrol, 5.875%, 5/28/45 (USD)  18,450,000 18,663
Grupo Aval, 4.375%, 2/4/30 (USD)  7,400,000 7,320
Millicom International Cellular, 4.50%, 4/27/31 (USD) (3) 1,690,000 1,770
67,575
Government Bonds 1.3%
Republic of Colombia, 3.00%, 1/30/30 (USD)  10,000,000 9,469
Republic of Colombia, 3.125%, 4/15/31 (USD)  18,025,000 16,903
Republic of Colombia, 4.125%, 5/15/51 (USD)  5,245,000 4,519
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 23,010
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 10,431
64,332
Total Colombia (Cost
$135,524
)
131,907
COSTA RICA 0.0%
Government Bonds 0.0%
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  2,650,000 2,624
Total Costa Rica (Cost
$2,631
)
2,624
DOMINICAN REPUBLIC 2.7%
Government Bonds 2.7%
Dominican Republic, 4.50%, 1/30/30 (USD) (3) 15,985,000 16,305
Dominican Republic, 4.875%, 9/23/32 (USD) (3) 28,320,000 28,958
Dominican Republic, 4.875%, 9/23/32 (USD)  5,250,000 5,368
Dominican Republic, 5.50%, 1/27/25 (USD)  1,000,000 1,095
Dominican Republic, 6.85%, 1/27/45 (USD)  64,165,000 71,785

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 7.45%, 4/30/44 (USD)  8,810,000 10,530
Total Dominican Republic (Cost
$129,244
)
134,041
ECUADOR 1.6%
Government Bonds 1.6%
Republic of Ecuador, STEP, 0.50%, 7/31/40 (USD) (3) 23,941,050 13,931
Republic of Ecuador, STEP, 1.00%, 7/31/35 (USD) (3) 58,307,600 38,702
Republic of Ecuador, STEP, 5.00%, 7/31/30 (USD) (3) 28,761,750 24,160
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (3) 7,889,978 4,231
Total Ecuador (Cost
$79,582
)
81,024
EGYPT 3.4%
Government Bonds 3.4%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (3) 8,384,000 7,728
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  17,900,000 18,021
Arab Republic of Egypt, 7.053%, 1/15/32 (USD) (3) 200,000 195
Arab Republic of Egypt, 7.50%, 1/31/27 (USD) (3) 300,000 318
Arab Republic of Egypt, 7.50%, 1/31/27 (USD)  925,000 980
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  34,650,000 36,004
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (3) 21,240,000 20,576
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  64,475,000 62,459
Arab Republic of Egypt, 8.70%, 3/1/49 (USD) (3) 650,000 633
Arab Republic of Egypt, 14.051%, 7/21/22  192,400,000 12,351
Arab Republic of Egypt Treasury Bills, 12.851%, 12/7/21  200,000,000 12,474
Total Egypt (Cost
$176,003
)
171,739
EL SALVADOR 1.0%
Government Bonds 1.0%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  21,075,000 16,228
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 713
Republic of El Salvador, 7.65%, 6/15/35 (USD)  42,750,000 30,994
Republic of El Salvador, 8.625%, 2/28/29 (USD) (3) 3,385,000 2,606
Republic of El Salvador, 8.625%, 2/28/29 (USD)  3,300,000 2,541
Total El Salvador (Cost
$70,405
)
53,082

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 1.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 7,759
7,759
Government Bonds 1.0%
Republic of Ghana, 6.375%, 2/11/27 (USD)  20,650,000 19,491
Republic of Ghana, 8.125%, 1/18/26 (USD)  29,530,000 29,942
Republic of Ghana, 8.627%, 6/16/49 (USD) (3) 1,450,000 1,303
50,736
Total Ghana (Cost
$57,073
)
58,495
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  2,570,177 2,434
Total Grenada (Cost
$2,280
)
2,434
GUATEMALA 0.4%
Government Bonds 0.4%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (3) 1,475,000 1,584
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 11,907
Republic of Guatemala, 4.90%, 6/1/30 (USD) (3) 713,000 776
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 7,005
Total Guatemala (Cost
$21,861
)
21,272
HUNGARY 0.2%
Government Bonds 0.2%
Republic of Hungary, 2.125%, 9/22/31 (USD) (3) 11,210,000 11,056
Total Hungary (Cost
$11,057
)
11,056
INDIA 2.3%
Corporate Bonds 0.7%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (3) 7,745,000 8,129
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  4,500,000 4,737
Bharti Airtel, 3.25%, 6/3/31 (USD) (3) 6,180,000 6,218
Bharti Airtel, 3.25%, 6/3/31 (USD)  6,000,000 6,037

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Periama Holdings, 5.95%, 4/19/26 (USD)  9,070,000 9,750
34,871
Government Bonds 1.6%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (3) 6,540,000 6,088
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 70,323
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 850
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 2,096
79,357
Total India (Cost
$114,060
)
114,228
INDONESIA 6.8%
Corporate Bonds 3.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  19,447,000 19,997
Pertamina Persero, 5.625%, 5/20/43 (USD)  66,726,000 79,352
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (3) 4,730,000 5,013
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (3) 6,245,000 6,684
Perusahaan Listrik Negara, 5.25%, 10/24/42 (USD)  33,100,000 37,083
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 11,502
159,631
Government Bonds 3.6%
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  21,500,000 24,046
Perusahaan Penerbit, 4.35%, 9/10/24 (USD)  13,941,000 15,285
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  19,000,000 21,897
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  108,775,000 123,202
184,430
Total Indonesia (Cost
$313,619
)
344,061
ISRAEL 0.9%
Corporate Bonds 0.9%
ICL Group, 6.375%, 5/31/38 (USD) (3) 12,850,000 16,657
Israel Electric, 4.25%, 8/14/28 (USD) (3) 12,540,000 14,038
Leviathan Bond, 6.125%, 6/30/25 (USD) (3) 12,250,000 13,261
Total Israel (Cost
$40,817
)
43,956
IVORY COAST 1.2%
Government Bonds 1.2%
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  43,950,000 46,543
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  600,000 661

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ivory Coast, STEP, 5.75%, 12/31/32 (USD)  14,944,824 15,001
Total Ivory Coast (Cost
$62,962
)
62,205
JAMAICA 1.8%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (3) 7,155,419 7,175
TransJamaican Highway, 5.75%, 10/10/36 (USD)  1,979,369 1,985
9,160
Government Bonds 1.6%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 3,094
Government of Jamaica, 7.875%, 7/28/45 (USD)  14,159,000 19,695
Government of Jamaica, 8.00%, 3/15/39 (USD)  43,860,000 60,966
83,755
Total Jamaica (Cost
$80,873
)
92,915
JORDAN 1.0%
Government Bonds 1.0%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  49,450,000 51,439
Total Jordan (Cost
$54,209
)
51,439
KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 997
Republic of Kenya, 8.25%, 2/28/48 (USD) (3) 600,000 651
Total Kenya (Cost
$1,595
)
1,648
KUWAIT 0.5%
Corporate Bonds 0.4%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (3) 500,000 552
Equate Petrochemical, 4.25%, 11/3/26 (USD)  1,800,000 1,985
MEGlobal Canada, 5.875%, 5/18/30 (USD) (3) 2,935,000 3,614
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 11,696
17,847

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Government of Kuwait, 3.50%, 3/20/27 (USD)  5,000,000 5,542
5,542
Total Kuwait (Cost
$21,361
)
23,389
LEBANON 0.3%
Government Bonds 0.3%
Lebanese Republic, 6.00%, 1/27/23 (USD) (1)(6) 78,100,000 13,231
Total Lebanon (Cost
$20,191
)
13,231
MEXICO 9.9%
Corporate Bonds 5.2%
Axtel, 6.375%, 11/14/24 (USD) (3) 8,268,000 8,464
Banco Mercantil del Norte, VR, 6.75% (USD) (4)(5) 2,925,000 3,089
Banco Mercantil del Norte, VR, 7.625% (USD) (4)(5) 9,000,000 10,050
Banco Mercantil del Norte, VR, 8.375% (USD) (4)(5) 5,300,000 6,267
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (3) 8,000,000 8,952
Banco Santander Mexico, VR, 8.50% (USD) (4)(5) 16,600,000 17,036
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (5) 22,940,000 23,947
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (5) 3,210,000 3,397
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 8,246
Cometa Energia, 6.375%, 4/24/35 (USD) (3) 23,215,600 27,249
Cometa Energia, 6.375%, 4/24/35 (USD)  534,690 628
Controladora Mabe, 5.60%, 10/23/28 (USD) (3) 11,015,000 12,819
Controladora Mabe, 5.60%, 10/23/28 (USD)  540,000 628
Industrias Penoles, 4.75%, 8/6/50 (USD) (3) 2,990,000 3,311
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 10,721
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (3) 5,958,000 6,144
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (3) 8,220,000 8,412
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  95,506,000 97,732
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  2,150,000 2,122
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  490,000 465
259,679
Government Bonds 4.7%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  43,550,000 43,853
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  34,580,000 36,568
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  174,803,000 154,983
Petroleos Mexicanos, 6.875%, 8/4/26 (USD)  500,000 544

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 1,962
237,910
Total Mexico (Cost
$484,958
)
497,589
MOROCCO 1.4%
Corporate Bonds 0.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (3) 220,000 233
233
Government Bonds 1.4%
Kingdom of Morocco, 2.375%, 12/15/27 (USD)  19,385,000 19,021
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (3) 16,275,000 15,509
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  18,115,000 17,263
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  22,450,000 20,539
72,332
Total Morocco (Cost
$73,984
)
72,565
NIGERIA 0.1%
Government Bonds 0.1%
Republic of Nigeria, 6.50%, 11/28/27 (USD) (3) 480,000 499
Republic of Nigeria, 7.143%, 2/23/30 (USD) (3) 1,600,000 1,636
Republic of Nigeria, 7.143%, 2/23/30 (USD)  1,500,000 1,533
Republic of Nigeria, 7.625%, 11/28/47 (USD) (3) 400,000 387
Total Nigeria (Cost
$4,053
)
4,055
OMAN 4.7%
Corporate Bonds 1.1%
Bank Muscat, 4.75%, 3/17/26 (USD)  13,900,000 14,347
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 12,560
Oryx Funding, 5.80%, 2/3/31 (USD) (3) 2,240,000 2,376
Oryx Funding, 5.80%, 2/3/31 (USD)  10,225,000 10,847
Oztel Holdings, 6.625%, 4/24/28 (USD)  12,000,000 13,231
53,361
Government Bonds 3.6%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (3) 18,180,000 18,679
Sultanate of Oman, 4.75%, 6/15/26 (USD)  35,055,000 36,017
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 9,412
Sultanate of Oman, 5.625%, 1/17/28 (USD)  14,425,000 15,046
Sultanate of Oman, 6.00%, 8/1/29 (USD)  3,000,000 3,163

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 6.25%, 1/25/31 (USD) (3) 9,235,000 9,899
Sultanate of Oman, 6.50%, 3/8/47 (USD)  21,930,000 21,328
Sultanate of Oman, 6.75%, 10/28/27 (USD) (3) 20,000,000 22,277
Sultanate of Oman, 6.75%, 10/28/27 (USD)  15,500,000 17,264
Sultanate of Oman, 6.75%, 1/17/48 (USD) (3) 5,850,000 5,808
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 13,501
Sultanate of Oman, 7.00%, 1/25/51 (USD) (3) 10,520,000 10,706
183,100
Total Oman (Cost
$230,104
)
236,461
PAKISTAN 0.6%
Government Bonds 0.6%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  30,961,000 30,633
Total Pakistan (Cost
$32,975
)
30,633
PANAMA 0.5%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (3) 5,920,000 6,095
Banco General, VR, 5.25% (USD) (3)(4)(5) 6,420,000 6,500
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (3) 13,190,000 12,666
25,261
Government Bonds 0.0%
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 601
601
Total Panama (Cost
$26,303
)
25,862
PARAGUAY 1.2%
Corporate Bonds 0.2%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (3) 11,535,000 12,097
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  300,000 315
12,412
Government Bonds 1.0%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (3) 5,653,000 5,448
Republic of Paraguay, 4.95%, 4/28/31 (USD) (3) 5,990,000 6,779
Republic of Paraguay, 5.40%, 3/30/50 (USD) (3) 2,085,000 2,403
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 27,602
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 6,382

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 458
49,072
Total Paraguay (Cost
$58,913
)
61,484
PERU 0.6%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (3) 3,315,000 3,680
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,953,797 4,633
Nexa Resources, 6.50%, 1/18/28 (USD)  6,575,000 7,227
15,540
Government Bonds 0.3%
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 16,394
16,394
Total Peru (Cost
$32,105
)
31,934
PHILIPPINES 1.4%
Corporate Bonds 0.9%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,558
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 10,872
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 15,799
Manila Water, 4.375%, 7/30/30 (USD)  13,050,000 13,735
46,964
Government Bonds 0.5%
Republic of Philippines, 2.65%, 12/10/45 (USD)  27,000,000 24,755
24,755
Total Philippines (Cost
$72,259
)
71,719
QATAR 2.8%
Corporate Bonds 1.0%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (3) 16,900,000 17,254
Qatar Petroleum, 2.25%, 7/12/31 (USD) (3) 12,615,000 12,511
Qatar Petroleum, 3.125%, 7/12/41 (USD) (3) 18,715,000 18,742
48,507
Government Bonds 1.8%
State of Qatar, 4.40%, 4/16/50 (USD) (3) 11,820,000 14,451
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 8,803

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State of Qatar, 4.817%, 3/14/49 (USD)  53,200,000 68,555
91,809
Total Qatar (Cost
$144,189
)
140,316
ROMANIA 1.4%
Government Bonds 1.4%
Republic of Romania, 2.875%, 4/13/42 (EUR) (3) 6,965,000 7,559
Republic of Romania, 3.00%, 2/14/31 (USD) (3) 6,698,000 6,848
Republic of Romania, 3.00%, 2/14/31 (USD)  11,600,000 11,859
Republic of Romania, 4.00%, 2/14/51 (USD) (3) 7,584,000 7,588
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 35,017
Republic of Romania, 5.125%, 6/15/48 (USD)  200,000 237
Total Romania (Cost
$70,532
)
69,108
RUSSIA 3.4%
Corporate Bonds 0.7%
Gazprom via Gaz Finance, 3.50%, 7/14/31 (USD) (3) 15,915,000 15,870
Gazprom via Gaz Finance, 3.50%, 7/14/31 (USD)  3,985,000 3,974
GTLK Europe, 5.125%, 5/31/24 (USD)  13,000,000 13,881
33,725
Government Bonds 2.7%
Russian Federation, 4.375%, 3/21/29 (USD)  66,000,000 74,863
Russian Federation, 5.25%, 6/23/47 (USD)  49,800,000 63,214
138,077
Total Russia (Cost
$171,081
)
171,802
SAUDI ARABIA 2.9%
Government Bonds 2.9%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  23,000,000 23,683
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 6,121
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  38,050,000 47,481
KSA Sukuk, 2.969%, 10/29/29 (USD) (3) 10,240,000 10,833
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  20,050,000 21,610
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  33,600,000 37,777
Total Saudi Arabia (Cost
$137,941
)
147,505

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 20,538
Republic of Senegal, 6.25%, 5/23/33 (USD) (3) 1,300,000 1,359
Republic of Senegal, 6.25%, 5/23/33 (USD)  24,600,000 25,709
Total Senegal (Cost
$44,130
)
47,606
SERBIA 1.1%
Government Bonds 1.1%
Republic of Serbia, 2.125%, 12/1/30 (USD) (3) 5,019,000 4,707
Republic of Serbia, 2.125%, 12/1/30 (USD)  54,300,000 50,925
Total Serbia (Cost
$56,495
)
55,632
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  10,150,000 10,293
Total Singapore (Cost
$10,150
)
10,293
SOUTH AFRICA 0.5%
Government Bonds 0.5%
Republic of South Africa, 4.875%, 4/14/26 (USD)  200,000 214
Republic of South Africa, 5.65%, 9/27/47 (USD)  12,800,000 12,205
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 10,545
Total South Africa (Cost
$24,267
)
22,964
SRI LANKA 1.5%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD)  8,760,000 5,420
5,420
Government Bonds 1.4%
Republic of Sri Lanka, 5.875%, 7/25/22 (USD)  1,900,000 1,397
Republic of Sri Lanka, 6.125%, 6/3/25 (USD)  9,205,000 5,837
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (3) 33,625,000 21,226
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  36,300,000 22,914

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  32,565,000 20,547
71,921
Total Sri Lanka (Cost
$94,915
)
77,341
SURINAME 0.1%
Government Bonds 0.1%
Republic of Suriname, 9.25%, 10/26/26 (USD) (1)(6) 6,314,000 4,343
Total Suriname (Cost
$4,045
)
4,343
TANZANIA 0.4%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  9,200,000 10,200
10,200
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (3) 7,967,000 8,403
8,403
Total Tanzania (Cost
$17,214
)
18,603
THAILAND 0.6%
Corporate Bonds 0.6%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (3)(5) 9,490,000 9,411
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (3) 5,175,000 4,548
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  16,550,000 14,544
Total Thailand (Cost
$29,963
)
28,503
TRINIDAD AND TOBAGO 0.5%
Corporate Bonds 0.2%
Trinidad Petroleum Holdings, 9.75%, 6/15/26 (USD) (3) 8,352,000 9,277
9,277
Government Bonds 0.3%
Republic of Trinidad & Tobago, 4.50%, 8/4/26 (USD)  350,000 370
Republic of Trinidad & Tobago, 4.50%, 6/26/30 (USD) (3) 14,960,000 15,712
16,082
Total Trinidad and Tobago (Cost
$24,337
)
25,359

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TURKEY 2.3%
Corporate Bonds 0.3%
Akbank, 5.125%, 3/31/25 (USD)  10,000,000 10,023
Yapi ve Kredi Bankasi, 5.85%, 6/21/24 (USD)  1,520,000 1,558
11,581
Government Bonds 2.0%
Republic of Turkey, 4.25%, 4/14/26 (USD)  23,300,000 22,031
Republic of Turkey, 4.875%, 10/9/26 (USD)  22,765,000 21,871
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 16,584
Republic of Turkey, 6.00%, 3/25/27 (USD)  17,742,000 17,733
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 15,743
Republic of Turkey, 6.50%, 9/20/33 (USD)  8,850,000 8,510
102,472
Total Turkey (Cost
$111,115
)
114,053
UKRAINE 3.4%
Corporate Bonds 0.6%
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)  16,220,000 16,960
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)  12,500,000 12,988
29,948
Government Bonds 2.8%
Government of Ukraine, 7.75%, 9/1/27 (USD)  81,015,000 87,980
Government of Ukraine, 9.75%, 11/1/28 (USD) (3) 32,620,000 38,353
Government of Ukraine, 9.75%, 11/1/28 (USD)  8,260,000 9,712
Government of Ukraine, FRN, 1.258%, 5/31/40 (USD) (2)(3) 6,248,000 6,837
142,882
Total Ukraine (Cost
$157,449
)
172,830
UNITED ARAB EMIRATES 1.9%
Corporate Bonds 1.6%
Abu Dhabi Ports, 2.50%, 5/6/31 (USD)  14,700,000 14,912
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  12,986,090 15,713
DP World Crescent, 3.875%, 7/18/29 (USD)  20,700,000 22,405
Emirates NBD Bank, VR, 6.125% (USD) (4)(5) 10,900,000 11,601
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 15,835
80,466

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.3%
Abu Dhabi Government, 3.125%, 4/16/30 (USD) (3) 12,940,000 14,066
14,066
Total United Arab Emirates (Cost
$89,798
)
94,532
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (7)(8) 83,934 1
Mriya Farming, Recovery Certificates (EUR) (7)(8) 3,975,047 46
Total United Kingdom (Cost
$–
)
47
UNITED STATES 0.6%
Convertible Bonds 0.1%
JPMorgan Chase Bank, 0.125%, 1/1/23 (3) 4,300,000 4,414
4,414
Corporate Bonds 0.5%
Citgo Holding, 9.25%, 8/1/24 (3) 7,610,000 7,648
LCPR Senior Secured Financing, 5.125%, 7/15/29 (3) 17,835,000 18,303
25,951
Total United States (Cost
$30,910
)
30,365
URUGUAY 0.2%
Government Bonds 0.2%
Republic of Uruguay, 5.10%, 6/18/50 (USD)  7,883,666 10,054
Total Uruguay (Cost
$9,571
)
10,054
UZBEKISTAN 0.9%
Government Bonds 0.9%
Republic of Uzbekistan, 3.90%, 10/19/31 (USD) (3) 9,671,000 9,446
Republic of Uzbekistan, 4.75%, 2/20/24 (USD) (3) 1,400,000 1,469
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (3) 6,620,000 7,228
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  25,300,000 27,624
Total Uzbekistan (Cost
$45,318
)
45,767

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 1.5%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/22 (USD) (1)(6) 12,690,000 381
381
Government Bonds 1.5%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (1)(6) 66,915,000 4,015
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (1)(6) 189,515,000 11,371
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (1)(6) 66,805,000 4,008
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (1)(6) 30,901,500 8,730
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (1)(6) 386,635,000 23,198
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (1)(6) 19,980,000 1,199
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (1)(6) 49,738,000 2,984
Republic of Venezuela, 6.00%, 12/9/20 (USD) (1)(6) 55,405,000 5,402
Republic of Venezuela, 7.75%, 10/13/19 (USD) (1)(6) 57,970,000 6,087
Republic of Venezuela, 9.25%, 9/15/27 (USD) (1)(6) 26,000,000 2,821
Republic of Venezuela, 11.75%, 10/21/26 (USD) (1)(6) 26,000,000 2,899
Republic of Venezuela, 11.95%, 8/5/31 (USD) (1)(6) 14,400,000 1,577
Republic of Venezuela, 12.75%, 8/23/22 (USD) (1)(6) 8,300,000 921
75,212
Total Venezuela (Cost
$446,747
)
75,593
VIETNAM 1.5%
Corporate Bonds 0.2%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (3) 10,243,000 10,225
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,750,000 1,747
11,972
Government Bonds 1.3%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  54,500,000 60,463
Socialist Republic of Vietnam, FRN, 6M USD LIBOR + 0.813%,
0.959%, 3/13/28 (USD)  4,750,000 4,216
64,679
Total Vietnam (Cost
$72,402
)
76,651
ZAMBIA 0.5%
Government Bonds 0.5%
Republic of Zambia, 5.375%, 9/20/22 (USD) (1)(6) 31,285,000 23,571
Total Zambia (Cost
$17,417
)
23,571

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 0.05% (7)(9) 169,760,256 169,760
169,760
U.S. Treasury Obligations 0.4%
U.S. Treasury Notes, 2.625%, 12/15/21 (10) 23,565,000 23,691
23,691
Total Short-Term Investments (Cost $193,449) 193,451
Total Investments in Securities 98.8%
(Cost $5,335,946) $ 4,990,298
Other Assets Less Liabilities 1.2% 59,668
Net Assets 100.0% $ 5,049,966
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$974,587 and represents 19.3% of net assets.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Affiliated Companies
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
MXN Mexican Peso
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Argentina (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Argentina, CCC+*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 (USD) * 1,670 (699) (319) (380)
Total Argentina (319) (380)
Total Bilateral Credit Default Swaps, Protection Sold (319) (380)
Total Bilateral Swaps (319) (380)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA. EM-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 * 96,500 (3,822) (3,374) (448)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 * 48,000 4,491 4,630 (139)
Total United States (587)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (587)
Total Centrally Cleared Swaps (587)
Net payments (receipts) of variation margin to date 495
Variation margin receivable (payable) on centrally cleared swaps $ (92)
* Credit ratings as of September 30, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $3.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/8/21 USD 59 IDR 866,867 $ (2)
Bank of America 10/15/21 USD 3,044 CNH 19,595 8
Bank of America 12/17/21 USD 1,140 CNH 7,423 (4)
BNP Paribas 10/15/21 USD 1,520 CNH 9,797 3
BNP Paribas 11/19/21 USD 29,193 EUR 24,742 506
Citibank 11/19/21 USD 14,367 EUR 12,186 237
Deutsche Bank 11/19/21 USD 77 EUR 65 2
Goldman Sachs 10/15/21 CNH 39,190 USD 6,056 14
Goldman Sachs 10/15/21 USD 1,518 CNH 9,798 —
HSBC Bank 10/8/21 USD 118 IDR 1,740,661 (3)
HSBC Bank 12/17/21 USD 1,398 CNH 9,091 (3)
Morgan Stanley 10/8/21 USD 150 IDR 2,200,874 (4)
Morgan Stanley 11/19/21 USD 43,612 EUR 36,928 795
Morgan Stanley 12/17/21 CNH 23,770 USD 3,655 9
Standard Chartered 12/17/21 USD 1,119 CNH 7,257 1
State Street 10/15/21 USD 2,066 MXN 41,624 53
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,612

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 314 U.S. Treasury Notes ten year contracts 12/21 41,325 $ (554)
Long, 750 Ultra U.S. Treasury Bonds contracts 12/21 143,297 (3,655)
Net payments (receipts) of variation margin to date 4,139
Variation margin receivable (payable) on open futures contracts $ (70)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Mriya Farming  $ — $ — $ —
Mriya Farming, Recovery Certificates  — (3) —
T. Rowe Price Government Reserve Fund, 0.05% — — 46
Affiliates not held at period end — (263) —
Totals $ —# $ (266) $ 46+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Mriya Farming  $ 1 $ — $ — $ 1
Mriya Farming, 0.50%,
Corporate Bond  263 — — —
Mriya Farming, Recovery
Certificates  49 — — 46
T. Rowe Price Government
Reserve Fund, 0.05% 201,813  ¤  ¤ 169,760
Total $ 169,807^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $46 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $169,760.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Emerging Markets Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F110-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,796,800 $ — $ 4,796,800
Common Stocks — — 47 47
Short-Term Investments 169,760 23,691 — 193,451
Total Securities 169,760 4,820,491 47 4,990,298
Forward Currency Exchange
Contracts — 1,628 — 1,628
Total $ 169,760 $ 4,822,119 $ 47 $ 4,991,926
Liabilities
Swaps* $ — $ 1,286 $ — $ 1,286
Forward Currency Exchange
Contracts — 16 — 16
Futures Contracts* 4,209 — — 4,209
Total $ 4,209 $ 1,302 $ — $ 5,511
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on o pen futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.